Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Supplemental Cash Flow Information

	Year ended December 31,
(in millions)	2013	2012	2011
Transfers from trading assets to available-for-sale securities	$-	-	47
Transfers from (to) loans to (from) available-for-sale securities	(77)	921	2,822
Trading assets retained from securitizations of MHFS	47,198	85,108	61,599
Capitalization of MSRs from sale of MHFS	3,616	4,988	4,089
Transfers from MHFS to foreclosed assets	127	223	224
Transfers from loans to MHFS	7,610	7,584	6,305
Transfers from loans to LHFS	274	143	129
Transfers from loans to foreclosed assets (1)	4,470	6,114	7,594
Transfers from available-for-sale to held-to-maturity securities	6,042	-	-
Transfers from noncontrolling interests to other liabilities	750	-	-
Changes in consolidations (deconsolidations) of variable interest entities:
Trading assets	1,950	-	-
Available-for-sale securities	-	(40)	7
Loans	(2,268)	(245)	(599)
Long-term debt	(354)	(293)	(628)
Consolidation of reverse mortgages previously sold:
Loans	-	-	5,483
Long-term debt	-	-	5,425

  Includes $2.7 billion, $3.5 billion and $3.4 billion in transfers of government insured/guaranteed loans for the years ended December 31, 2013, 2012 and 2011, respectively. Prior years have been revised to correct previously reported amounts.